Expense Example - Main BuyWrite ETF - Main BuyWrite ETF [Default Label]	Aug. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	$ 1,436